Loans and Financing - Schedule of Loan Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Loan Activity [Abstract]
Balances at beginning	R$ 5,289	R$ 1,807
Balance at ending	3,776	5,289
Additions	3,200	5,462
Interest accrual	296	940
Principal payments	(4,644)	(2,034)
Interest payments	R$ (365)	R$ (886)